Segmental Reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmental Reporting [Text Block]	19. Segmental Reporting The Company is organized into one business unit based on its cell replication technology and has one reportable operating segment.